Disposition and Deconsolidation of LifeMap Sciences (Details Narrative) - USD ($)		12 Months Ended
	Mar. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Deconsolidation, gain (loss), amount			$ 106,000
Merger Agreement [Member]
Payment of merger consideration on pro rata portion	$ 466,400
Debt converted to equity	1,761,296
Paid in cash portion of indebtedness	250,000
LifeMap Sciences Inc [Member] | Merger Agreement [Member]
Payment of merger consideration on pro rata portion	$ 500,000